Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Schedule of Future Minimum Lease Payments [Abstract]
Within 1 year	¥ 155
2 to 5 years	5
Total	¥ 160